FINANCIAL INSTRUMENTS (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Less Than 1 Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	$ 12,018
Deferred consideration payable	8,750
Equipment Loans	444
Finance Lease Obligations	3,517
Total	24,729
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	12,018
Deferred consideration payable	8,750
Equipment Loans	825
Finance Lease Obligations	8,175
Total	29,768
1-5 years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Deferred consideration payable	0
Equipment Loans	381
Finance Lease Obligations	4,658
Total	5,039
More Than 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Deferred consideration payable	0
Equipment Loans	0
Finance Lease Obligations	0
Total	$ 0